Statements of Cash Flows (Annual Report [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Annual Report [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (101,610)	$ (20,100)
Adjustments to reconcile net loss to net cash provided by (used for) operations:
Amortization expense	20,100	20,100
Increase in credit card payable	35,879
Net cash provided (used) by operating activities	(45,631)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in Due to stockholder	(14,300)	2,500
Issuance of common stock	57,550
Net cash provided (used) by financing activities	43,250	2,500
NET INCREASE (DECREASE) IN CASH	(2,381)	2,500
CASH - beginning of year	2,500
CASH - end of year	119	2,500
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid during the year for income taxes